MEEHAN FOCUS FUND
RISK/RETURN
Investment Objective
The Meehan Focus Fund (“Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees		MEEHAN FOCUS FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		none
Redemption Fees (as a percentage of amount redeemed, if applicable)	[1]	2.00%
[1]	The Fund charges a redemption fee for redemption of Fund shares held for less than seven days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		MEEHAN FOCUS FUND
Management Fees	[1]	0.80%
Distribution and Service (Rule 12b-1) Fees	[1]	none
Other Expenses	[1]	0.20%
Acquired Fund Fees and Expenses	[1][2]	0.03%
Total Annual Fund Operating Expenses	[1]	1.03%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are indirect fees that the Fund incurs as a result of investing in certain pooled investment vehicles, such as mutual funds. Because the Total Annual Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses, they do not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus.

Expense Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
MEEHAN FOCUS FUND	105	329	571	1,267

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.47% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests in the common stocks of companies that exhibit the potential for significant growth over at least a three year period.  The Fund normally will invest at least 75% of its total assets in a focused portfolio of no more than 25 issuers, including U.S. common stocks or securities convertible into common stock.  To identify companies that have significant growth potential, the Fund’s investment adviser, Edgemoor Investment Advisors, Inc. (“Edgemoor” or “Adviser”), employs a value-oriented approach to stock selection without restriction to a company’s market capitalization.  Edgemoor seeks to identify companies that exhibit some or all of the following criteria: low price-to-earnings ratio; low price-to-book value or tangible asset value; excellent prospects for growth; strong franchise; highly qualified management; consistent free cash flow; and high returns on invested capital.

The Fund may invest up to 25% of its total assets in foreign securities or investment vehicles that provide exposure to foreign securities, such as exchange traded funds (“ETFs”) and issuer-sponsored American Depository Receipts.  The Fund will normally invest its remaining assets in cash and cash equivalents, including U.S. government debt instruments and money market funds.  The Fund generally will sell a security if its price has exceeded the Adviser’s estimate of its intrinsic value.

Principal Investment Risks
An investment in the Fund entails risk.  The Fund could lose money or its performance could trail that of other investment alternatives.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit, and fixed income markets may negatively affect many issuers worldwide, which could have an adverse impact on the Fund.

Credit Risk.  The Fund could lose money if the issuer of a fixed-income security, including securities convertible into common stock, is unable to meet its financial obligations or goes bankrupt.  Credit risk typically applies to fixed-income securities, but generally is not a factor for U.S. government obligations.

Focused Portfolio Risk.  The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities.  The Fund generally will hold a core portfolio of stocks of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund’s NAV than such a change would have on a more diversified fund.  A non-diversified fund’s net asset values and total returns may fluctuate or fall more in times of weaker markets than a conventional diversified fund.

Foreign Securities Risk.  The Fund’s investments in foreign securities are subject to the risks of instability in currency exchange rates, political unrest, economic conditions or changes in foreign laws.

Interest Rate Risk.  Interest rate risk is the risk that the value of the Fund’s investments in fixed income securities, including securities convertible into common stock, will fall when interest rates rise.  The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Management Risk.  The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objectives.  Due to its active management, the Fund may underperform other mutual funds with similar objectives.

Risks of Investing in ETFs.  Investing in other investment companies and exchange- traded funds carries with it the risk that by investing in another investment company or ETF the Fund, and therefore its shareholders, indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the Fund’s own operations.

Small to Mid-Capitalization Stock Risk.  Small and mid-capitalization companies may have narrower commercial markets, less liquidity and less financial resources than large-capitalization companies.

Stock Market Risk.  The broad stock market or particular holdings of the Fund may decline in value, resulting in a loss to the Fund.

Fund Performance
The bar chart and table below illustrate annual Fund and market benchmark returns for the periods ended December 31.  This information is intended to give you some indication of the risk of investing in the Fund by demonstrating how its returns have varied over time.  The bar chart shows the Fund’s performance from one year to another.  The table shows what the Fund’s return would equal if you average out actual performance over various lengths of time.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

AVERAGE ANNUAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
MEEHAN FOCUS FUND		2.50%	0.56%	2.70%	3.34%	[1]
MEEHAN FOCUS FUND After Taxes on Distributions		2.10%	0.25%	2.51%	3.16%	[1]
MEEHAN FOCUS FUND After Taxes on Distributions and Sale of Fund Shares		2.20%	0.50%	2.19%	2.89%	[1]
MEEHAN FOCUS FUND Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses or taxes)	[2]	2.11%	(0.25%)	2.92%	0.91%	[1]
MEEHAN FOCUS FUND Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)	[3]	(1.80%)	1.52%	2.93%	(2.63%)	[1]
[1]	The Meehan Focus Fund commenced operations on December 10, 1999.
[2]	The Standard & Poor's 500 Total Return Index is an unmanaged index of 500 U.S. stocks and represents the broad performance of the U. S. stock market. Index performance does not include transaction costs, taxes, or other fees, which will affect actual performance.
[3]	The Nasdaq Composite Index measures all Nasdaq domestic and non-U. S. based common stocks listed on the Nasdaq Stock Market. Index performance does not include transaction costs, taxes, or other fees, which will affect actual performance.

After-tax returns are calculated using the highest historical individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Meehan Mutual Funds Inc
Central Index Key	dei_EntityCentralIndexKey	0001094457
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
MEEHAN FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Meehan Focus Fund (“Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.47%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests in the common stocks of companies that exhibit the potential for significant growth over at least a three year period.  The Fund normally will invest at least 75% of its total assets in a focused portfolio of no more than 25 issuers, including U.S. common stocks or securities convertible into common stock.  To identify companies that have significant growth potential, the Fund’s investment adviser, Edgemoor Investment Advisors, Inc. (“Edgemoor” or “Adviser”), employs a value-oriented approach to stock selection without restriction to a company’s market capitalization.  Edgemoor seeks to identify companies that exhibit some or all of the following criteria: low price-to-earnings ratio; low price-to-book value or tangible asset value; excellent prospects for growth; strong franchise; highly qualified management; consistent free cash flow; and high returns on invested capital.

The Fund may invest up to 25% of its total assets in foreign securities or investment vehicles that provide exposure to foreign securities, such as exchange traded funds (“ETFs”) and issuer-sponsored American Depository Receipts.  The Fund will normally invest its remaining assets in cash and cash equivalents, including U.S. government debt instruments and money market funds.  The Fund generally will sell a security if its price has exceeded the Adviser’s estimate of its intrinsic value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally will invest at least 75% of its total assets in a focused portfolio of no more than 25 issuers, including U.S. common stocks or securities convertible into common stock.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund entails risk.  The Fund could lose money or its performance could trail that of other investment alternatives.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit, and fixed income markets may negatively affect many issuers worldwide, which could have an adverse impact on the Fund.

Credit Risk.  The Fund could lose money if the issuer of a fixed-income security, including securities convertible into common stock, is unable to meet its financial obligations or goes bankrupt.  Credit risk typically applies to fixed-income securities, but generally is not a factor for U.S. government obligations.

Focused Portfolio Risk.  The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities.  The Fund generally will hold a core portfolio of stocks of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund’s NAV than such a change would have on a more diversified fund.  A non-diversified fund’s net asset values and total returns may fluctuate or fall more in times of weaker markets than a conventional diversified fund.

Foreign Securities Risk.  The Fund’s investments in foreign securities are subject to the risks of instability in currency exchange rates, political unrest, economic conditions or changes in foreign laws.

Interest Rate Risk.  Interest rate risk is the risk that the value of the Fund’s investments in fixed income securities, including securities convertible into common stock, will fall when interest rates rise.  The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Management Risk.  The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objectives.  Due to its active management, the Fund may underperform other mutual funds with similar objectives.

Risks of Investing in ETFs.  Investing in other investment companies and exchange- traded funds carries with it the risk that by investing in another investment company or ETF the Fund, and therefore its shareholders, indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the Fund’s own operations.

Small to Mid-Capitalization Stock Risk.  Small and mid-capitalization companies may have narrower commercial markets, less liquidity and less financial resources than large-capitalization companies.

Stock Market Risk.  The broad stock market or particular holdings of the Fund may decline in value, resulting in a loss to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of stocks of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund's NAV than such a change would have on a more diversified fund. A non-diversified fund's net asset values and total returns may fluctuate or fall more in times of weaker markets than a conventional diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below illustrate annual Fund and market benchmark returns for the periods ended December 31.  This information is intended to give you some indication of the risk of investing in the Fund by demonstrating how its returns have varied over time.  The bar chart shows the Fund’s performance from one year to another.  The table shows what the Fund’s return would equal if you average out actual performance over various lengths of time.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-884-5968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meehanmutualfunds.com
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL RETURNS (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

MEEHAN FOCUS FUND | Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.25%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.92%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%	[1],[2]
MEEHAN FOCUS FUND | Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.80%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.52%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.93%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.63%)	[2],[3]
MEEHAN FOCUS FUND | MEEHAN FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	571
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,267
Annual Return 2002	rr_AnnualReturn2002	(23.56%)
Annual Return 2003	rr_AnnualReturn2003	32.36%
Annual Return 2004	rr_AnnualReturn2004	6.77%
Annual Return 2005	rr_AnnualReturn2005	1.98%
Annual Return 2006	rr_AnnualReturn2006	15.21%
Annual Return 2007	rr_AnnualReturn2007	7.86%
Annual Return 2008	rr_AnnualReturn2008	(32.40%)
Annual Return 2009	rr_AnnualReturn2009	25.91%
Annual Return 2010	rr_AnnualReturn2010	10.21%
Annual Return 2011	rr_AnnualReturn2011	2.50%
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%	[2]
MEEHAN FOCUS FUND | MEEHAN FOCUS FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.10%
5 Years	rr_AverageAnnualReturnYear05	0.25%
10 Years	rr_AverageAnnualReturnYear10	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%	[2]
MEEHAN FOCUS FUND | MEEHAN FOCUS FUND | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[2]

[1]	The Standard & Poor's 500 Total Return Index is an unmanaged index of 500 U.S. stocks and represents the broad performance of the U. S. stock market. Index performance does not include transaction costs, taxes, or other fees, which will affect actual performance.
[2]	The Meehan Focus Fund commenced operations on December 10, 1999.
[3]	The Nasdaq Composite Index measures all Nasdaq domestic and non-U. S. based common stocks listed on the Nasdaq Stock Market. Index performance does not include transaction costs, taxes, or other fees, which will affect actual performance.
[4]	The Fund charges a redemption fee for redemption of Fund shares held for less than seven days.
[5]	The expense information in the table has been restated to reflect current fees.
[6]	Acquired Fund Fees and Expenses are indirect fees that the Fund incurs as a result of investing in certain pooled investment vehicles, such as mutual funds. Because the Total Annual Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses, they do not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus.